Other Expense (Income), Net Schedule of Other Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Component Of Other Operating Income And Expense [Line Items]
Amortization of intangibles/other assets	$ 3,872	$ 3,879						$ 11,616	$ 11,647	$ 15,828	$ 16,175	$ 17,170
Tradename impairment charges										520	25,300	29,000
Redemption premium on the early extinguishment of debt		3,470	10,785					34,180	14,255	14,255	0	0
Lehman Brothers Specialty Financing settlement				0	0	8,500	0			0	8,500	0
Gain on sale of the Watsonville, CA facility										0	(391)	0
Royalty income and other	(266)	(265)						(700)	(622)	(829)	(1,006)	(675)
Total other expense (income), net	$ 3,606	$ 7,084						$ 45,096	$ 25,280	$ 29,774	$ 48,578	$ 45,495